JPMorgan U.S. Tech Leaders ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Automobiles — 3.8%
Tesla, Inc. *	97,797	25,586,629
Banks — 1.7%
NU Holdings Ltd., Class A (Brazil) * (a)	836,840	11,422,866
Broadline Retail — 6.3%
Alibaba Group Holding Ltd., ADR (China)	95,592	10,144,223
Amazon.com, Inc. *	107,231	19,980,352
MercadoLibre, Inc. (Brazil) *	5,815	11,932,148
		42,056,723
Capital Markets — 1.8%
Robinhood Markets, Inc., Class A *	508,525	11,909,655
Communications Equipment — 2.2%
Arista Networks, Inc. *	37,493	14,390,563
Electrical Equipment — 0.6%
Vicor Corp. *	96,143	4,047,620
Entertainment — 5.8%
Netflix, Inc. *	32,193	22,833,529
Sea Ltd., ADR (Singapore) *	52,415	4,941,686
Take-Two Interactive Software, Inc. *	73,127	11,240,351
		39,015,566
Ground Transportation — 1.9%
Uber Technologies, Inc. *	171,933	12,922,484
Health Care Technology — 1.9%
Veeva Systems, Inc., Class A *	61,420	12,890,215
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	2,718	11,448,542
Interactive Media & Services — 8.9%
Alphabet, Inc., Class C	135,113	22,589,543
Meta Platforms, Inc., Class A	60,391	34,570,224
Snap, Inc., Class A *	213,080	2,279,956
		59,439,723
IT Services — 5.1%
MongoDB, Inc. *	36,497	9,866,964
Shopify, Inc., Class A (Canada) *	232,169	18,606,024
Snowflake, Inc., Class A *	47,557	5,462,397
		33,935,385
Media — 2.1%
Trade Desk, Inc. (The), Class A *	126,104	13,827,304
Semiconductors & Semiconductor Equipment — 26.4%
Advanced Micro Devices, Inc. *	74,436	12,213,459
Allegro MicroSystems, Inc. (Japan) *	181,754	4,234,868
ASML Holding NV (Registered), NYRS (Netherlands)	8,490	7,074,293
Astera Labs, Inc. *	58,237	3,051,036
Broadcom, Inc.	74,712	12,887,820

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Credo Technology Group Holding Ltd. *	402,330	12,391,764
Entegris, Inc.	46,241	5,203,500
First Solar, Inc. *	30,973	7,725,905
Lam Research Corp.	16,117	13,152,761
Micron Technology, Inc.	60,523	6,276,840
MKS Instruments, Inc.	9,297	1,010,677
Monolithic Power Systems, Inc.	11,442	10,578,129
NVIDIA Corp.	235,137	28,555,037
ON Semiconductor Corp. *	95,221	6,913,997
Onto Innovation, Inc. *	37,299	7,741,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	127,445	22,133,373
Teradyne, Inc.	54,727	7,329,587
Universal Display Corp.	38,174	8,012,723
		176,487,550
Software — 27.3%
Adobe, Inc. *	33,311	17,247,769
AppLovin Corp., Class A *	17,902	2,337,106
Atlassian Corp., Class A *	37,881	6,015,882
Confluent, Inc., Class A *	244,036	4,973,454
Datadog, Inc., Class A *	58,352	6,713,981
Elastic NV *	74,759	5,738,501
Gitlab, Inc., Class A *	136,779	7,049,590
Guidewire Software, Inc. *	46,421	8,492,258
HubSpot, Inc. *	21,775	11,575,590
Intuit, Inc.	18,000	11,178,000
Manhattan Associates, Inc. *	27,262	7,670,981
Microsoft Corp.	31,634	13,612,110
Oracle Corp.	190,628	32,483,011
Palo Alto Networks, Inc. *	25,915	8,857,747
Procore Technologies, Inc. *	45,222	2,791,102
ServiceNow, Inc. *	21,405	19,144,418
Synopsys, Inc. *	32,794	16,606,554
		182,488,054
Specialized REITs — 0.5%
SBA Communications Corp.	13,853	3,334,417
Technology Hardware, Storage & Peripherals — 0.9%
Western Digital Corp. *	84,203	5,750,223
Total Common Stocks (Cost $594,382,855)		660,953,519
Short-Term Investments — 1.2%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c) (Cost $7,091,612)	7,091,612	7,091,612

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $1,121,860)	1,121,860	1,121,860
Total Short-Term Investments (Cost $8,213,472)		8,213,472
Total Investments — 100.1% (Cost $602,596,327)		669,166,991
Liabilities in Excess of Other Assets — (0.1)%		(990,866)
NET ASSETS — 100.0%		668,176,125

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $1,074,624.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$669,166,991	$—	$—	$669,166,991

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	$—	$2,200,587	$1,078,727	$—	$—	$1,121,860	1,121,860	$4,162	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,211,550	2,879,081	4,090,631	—	—	—	—	8,056	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	6,303,772	37,294,638	36,506,798	—	—	7,091,612	7,091,612	98,846	—
Total	$7,515,322	$42,374,306	$41,676,156	$—	$—	$8,213,472		$111,064	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.